Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Leasehold improvement	115,637	114,559
Office equipment	58,067	57,525
Furniture and fixtures	1,045	1,035
Total	174,749	173,119
Less: accumulated depreciation	(144,598)	(163,050)
Net carrying value	30,151	10,069

Depreciation expenses recognized for six months ended June 30, 2025 and 2026 were US$20,069 and US$19,895, respectively.